DEBT (Details) € in Millions		1 Months Ended								12 Months Ended
	Apr. 02, 2018 USD ($)	Feb. 28, 2019 USD ($)	Nov. 30, 2018 USD ($)	Oct. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Aug. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Feb. 28, 2018 USD ($)	Jun. 30, 2016 EUR (€)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Aug. 31, 2018 EUR (€)	Aug. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	Mar. 31, 2017 EUR (€)	Oct. 31, 2016 USD ($)	Nov. 30, 2015 EUR (€)	Jul. 31, 2014 USD ($)
Debt
Total long-term and other debt													$ 5,764,700,000
Less: Unamortized discount and debt issuance costs													39,300,000
Less: Current portion											$ 127,200,000		138,900,000
Long-term and other debt											5,943,700,000		5,586,500,000
Less: Current portion											6,366,200,000		6,537,700,000
Long-term portion											4,564,700,000		5,256,000,000
Less: Current portion											1,339,900,000		2,717,600,000
Long-term portion											7,467,400,000		4,934,100,000
Maturities of long-term and other debt
2019													139,000,000
2020													311,800,000
2021													652,600,000
2022													4,317,200,000
2023													344,100,000
Long-Term and Other Debt													5,725,400,000
Maturities Of Deposits
2019													6,540,200,000
2020													2,220,100,000
2021													1,473,900,000
2022													1,057,400,000
2023													527,800,000
Total maturities													11,819,400,000
Unamortized discount													(25,700,000)
Total Deposits													11,793,700,000
Maturities Of Non Recourse Borrowings Of Consolidated Securitization Entities
2019													2,719,000,000
2020													3,092,200,000
2021													1,852,100,000
Total maturities													7,663,300,000
Unamortized discount													(11,600,000)
Total non-recourse borrowings of consolidated securitization entities													7,651,700,000
Committed revolving credit facility | Brand Loyalty
Debt
Maximum borrowing capacity | €									€ 62.5			€ 37.5
Total long-term and other debt												37.6	43,200,000
Reduction in Credit Facility | €														€ 25.0
Uncommitted revolving credit facility | Brand Loyalty
Debt
Maximum borrowing capacity | €									62.5			37.5
Reduction in Credit Facility | €														€ 25.0
A-1 Term loan facility | Brand Loyalty
Debt
Amount borrowed | €									90.0
A-2 term loan facility | Brand Loyalty
Debt
Amount borrowed | €									€ 100.0
Term loans | Brand Loyalty
Debt
Total long-term and other debt												€ 122.5	140,500,000
Series 2016-B asset backed term notes
Debt
Debt repaid by the company						$ 460,500,000
Retained amount of subordinated class of notes						$ 110,500,000
Series 2015-A asset backed term notes
Debt
Debt repaid by the company							$ 500,000,000
Retained amount of subordinated class of notes							$ 140,000,000
Series 2012-C asset backed term notes
Debt
Debt repaid by the company				$ 266,700,000
Retained amount of subordinated class of notes				$ 10,700,000
Series 2013-A asset backed term notes
Debt
Debt repaid by the company								$ 500,000,000
Retained amount of subordinated class of notes								125,000,000
Total deposits
Debt
Less: Unamortized discount and debt issuance costs											24,500,000		25,700,000
Deposits											10,955,400,000		11,819,400,000
Less: Current portion											6,366,200,000		6,537,700,000
Long-term portion											4,564,700,000		5,256,000,000
Certificates of deposit
Debt
Deposits											$ 7,526,000,000		$ 8,395,100,000
Certificates of deposit | Comenity Bank and Comenity Capital Bank
Debt
Weighted average interest rate (as a percent)											1.86%	2.44%	2.44%
Money market deposits
Debt
Money market deposits											$ 3,429,400,000		$ 3,424,300,000
Debt instrument description of Variable rate basis										Federal Funds rate
Money market deposits | Comenity Bank and Comenity Capital Bank
Debt
Money market deposits											$ 3,400,000		$ 3,400,000,000
Weighted average interest rate (as a percent)											1.82%	2.59%	2.59%
Non-recourse borrowings of consolidated securitization entities
Debt
Less: Unamortized discount and debt issuance costs											$ 12,400,000		$ 11,600,000
Total non-recourse borrowings of consolidated securitization entities											8,819,700,000		7,663,300,000
Less: Current portion											1,339,900,000		2,717,600,000
Long-term portion											7,467,400,000		4,934,100,000
Fixed rate asset-backed term note securities
Debt
Total non-recourse borrowings of consolidated securitization entities											4,704,700,000		4,893,300,000
Floating rate asset-backed term note securities
Debt
Total non-recourse borrowings of consolidated securitization entities											360,000,000
Conduit asset-backed securities
Debt
Maximum borrowing capacity													4,500,000,000
Total non-recourse borrowings of consolidated securitization entities											$ 3,755,000,000		2,770,000,000
Line of credit amount outstanding													2,800,000,000
Debt instrument description of Variable rate basis										LIBOR	LIBOR
Number of facilities | item										3
Conduit facility under Master Trust I
Debt
Maximum borrowing capacity															$ 1,180,000,000	$ 800,000,000
Master Trust I | Series 2019-A asset backed term notes
Debt
Principal amount of debt		$ 562,500,000
Retained amount of subordinated class of notes		25,300,000
Master Trust I | Series 2018-A asset backed term notes
Debt
Principal amount of debt								591,500,000
Master Trust I | Series 2018-B asset backed term notes
Debt
Principal amount of debt					$ 337,500,000
Retained amount of subordinated class of notes					15,200,000
Master Trust I | Series 2018-C asset backed term notes
Debt
Principal amount of debt			$ 337,500,000
Retained amount of subordinated class of notes			15,200,000
Master Trust I | Class A notes
Debt
Principal amount of debt		$ 500,000,000	$ 300,000,000		$ 300,000,000			$ 525,000,000
Interest Rate (as a percent)		3.14%	3.55%		3.46%			3.07%
Retained amount of subordinated class of notes								$ 66,500,000
Master Trust I | Class M notes
Debt
Principal amount of debt		$ 37,200,000	$ 22,300,000		$ 22,300,000
Interest Rate (as a percent)		3.61%	3.95%		3.81%
Conduit facility under Master Trust III
Debt
Maximum borrowing capacity															$ 1,300,000,000	$ 1,680,000,000
Long-term and other debt
Debt
Total long-term and other debt											$ 6,127,200,000		5,764,700,000
Less: Unamortized discount and debt issuance costs											56,300,000		39,300,000
Less: Current portion											127,200,000		138,900,000
Long-term and other debt											5,943,700,000		5,586,500,000
Senior Notes Due 2020
Debt
Total long-term and other debt											500,000,000
Interest Rate (as a percent)	6.375%
Debt repaid by the company	$ 500,000,000
Senior Notes Due 2021
Debt
Principal amount of debt																		$ 500,000,000
Total long-term and other debt											500,000,000		$ 500,000,000
Interest Rate (as a percent)												5.875%	5.875%					5.875%
Senior Notes Due August 2022
Debt
Total long-term and other debt											600,000,000		$ 600,000,000							$ 600,000,000
Interest Rate (as a percent)												5.375%	5.375%							5.375%
Senior Notes Due March 2022
Debt
Principal amount of debt | €												€ 400.0
Total long-term and other debt											479,900,000	€ 400.0	$ 458,800,000				€ 400.0
Interest Rate (as a percent)												4.50%	4.50%				4.50%
Senior Notes Due 2023
Debt
Principal amount of debt | €												€ 300.0
Total long-term and other debt											359,900,000	€ 300.0	$ 344,100,000						€ 300.0
Interest Rate (as a percent)												5.25%	5.25%						5.25%
2017 revolving line of credit
Debt
Maximum borrowing capacity													$ 1,572,400,000
Total long-term and other debt											475,000,000		$ 740,000,000
Weighted average interest rate (as a percent)												4.22%	4.22%
Total availability under Credit Facility													$ 832,400,000
Debt instrument description of Variable rate basis										LIBOR
2017 Credit Agreement, U.S. sublimit for Canadian Dollar Borrowings
Debt
Maximum borrowing capacity													65,000,000
2017 Credit Agreement, sublimit for swing line loans
Debt
Maximum borrowing capacity													65,000,000
2017 Credit Agreement, uncommitted accordion feature
Debt
Maximum borrowing capacity													750,000,000
2017 Term Loans
Debt
Principal amount of debt													3,052,600,000
Total long-term and other debt											3,014,400,000		$ 2,938,100,000
Weighted average interest rate (as a percent)												4.27%	4.27%
Aggregate principal payments as a percentage of the initial term loan amount in each of the first and second year payable in equal quarterly installments										2.50%
Aggregate principal payments as a percentage of the initial term loan amount in each of the third, fourth and fifth year of the term loan equal quarterly installments										5.00%
BrandLoyalty credit facility
Debt
Total long-term and other debt											$ 198,000,000		$ 183,700,000
Weighted average interest rate (as a percent)												1.22%	1.22%
Debt instrument description of Variable rate basis										Euro Interbank Offered Rate
BrandLoyalty term loans
Debt
Weighted average interest rate (as a percent)												1.65%	1.65%
Minimum | Certificates of deposit
Debt
Interest Rate (as a percent)												1.25%	1.25%
Minimum | Certificates of deposit | Comenity Bank and Comenity Capital Bank
Debt
Interest Rate (as a percent)											1.00%	1.25%	1.25%
Denomination amount of certificate of deposits										$ 1,000
Minimum | Money market deposits
Debt
Interest Rate (as a percent)												1.90%	1.90%
Minimum | Money market deposits | Comenity Bank and Comenity Capital Bank
Debt
Interest Rate (as a percent)											1.26%	1.90%	1.90%
Minimum | Fixed rate asset-backed term note securities
Debt
Interest Rate (as a percent)												1.72%	1.72%
Minimum | Conduit asset-backed securities
Debt
Interest Rate (as a percent)												3.48%	3.48%
Maximum | Certificates of deposit
Debt
Interest Rate (as a percent)												4.00%	4.00%
Maximum | Certificates of deposit | Comenity Bank and Comenity Capital Bank
Debt
Interest Rate (as a percent)											2.80%	4.00%	4.00%
Denomination amount of certificate of deposits										$ 100,000
Maximum | Money market deposits
Debt
Interest Rate (as a percent)												2.71%	2.71%
Maximum | Money market deposits | Comenity Bank and Comenity Capital Bank
Debt
Interest Rate (as a percent)											2.37%	2.71%	2.71%
Maximum | Fixed rate asset-backed term note securities
Debt
Interest Rate (as a percent)												3.95%	3.95%
Maximum | Conduit asset-backed securities
Debt
Interest Rate (as a percent)												3.79%	3.79%